Derivative Instruments - Effect of Fair Value and Cash Flow Hedge Accounting Included in Interest Expense on Consolidated Statement of Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Noninterest Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total amount of income line items presented in the Consolidated Statement of Income in which the effects of fair value or cash flow hedges are recorded	$ 926	$ 910	$ 774
Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total amount of expense line items presented in the Consolidated Statement of Income in which the effects of fair value or cash flow hedges are recorded	4,442	3,254	1,966
Asset and Liability Management Positions [Member] | Fair Value Hedges [Member] | Other Noninterest Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Recognized in Earnings related to fair value hedged item			28
Asset and Liability Management Positions [Member] | Fair Value Hedges [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Recognized in Earnings related to fair value hedged item	44	(5)
Asset and Liability Management Positions [Member] | Fair Value Hedges [Member] | Interest Rate Contracts [Member] | Other Noninterest Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Recognized in Earnings related to fair value hedge			(28)
Asset and Liability Management Positions [Member] | Fair Value Hedges [Member] | Interest Rate Contracts [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Recognized in Earnings related to fair value hedge	(44)	5
Asset and Liability Management Positions [Member] | Cash Flow Hedges [Member] | Interest Rate Contracts [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Recognized in Earnings related to cash flow hedge	$ 11	$ (5)	$ 30